Financial instruments - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 2,113.7	€ 2,142.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	1.9	20.1
Total liabilities	(110.0)	(60.3)
Total	(108.1)	(40.2)
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	1.9	19.9
Total liabilities	(18.2)	(3.7)
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(89.0)	(56.6)
Interest rate swap contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	0.0	0.2
Total liabilities	€ 2.8	€ 0.0